Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Included in non-current liabilities
Deferred income	¥ 0	¥ 6
Other non-current payables	0	6
Included in current liabilities
Accrued expenses	2,670	2,825
Advances from customers	88	111
Investment payables	20	40
Other tax liabilities	208	194
Deferred income	109	28
Other deposits	75	101
Payable for acquisition of land use right	0	526
Payable for construction in progress	52	10
Others	250	187
Other payables and other liabilities	¥ 3,472	¥ 4,022